Property, Plant, and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant, and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30,	December 31,
	2018	2017
Capital Lease equipment	$343,492	$343,492
Telephone equipment	12,308	12,308
Furniture, Transport and Office equipment	436,168	435,967

Total Property, plant and equipment	791,968	791,767
Less: accumulated depreciation	(740,449)	(728,391)

Property, plant and equipment, net	$51,519	$63,376

	December 31,
	2017	2016

Capital Lease equipment	$343,492	$343,492
Telephone equipment	12,308	12,308
Furniture, Transport and Office equipment	435,967	419,821

Total Property, plant and equipment	791,767	775,621
Less: accumulated depreciation	(728,391)	(704,785)

Property, plant and equipment, net	$63,376	$70,836